Borrowings (Narrative) (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Short-term Debt [Line Items]
Fair value of pledged assets	$ 50,157,000	$ 47,825,000
Maximum borrowing capacity with the Federal Home Loan Bank of Pittsburgh ("FHLB")	187,818,000	163,181,000
Amount outstanding with Federal Home Loan Bank ("FHLB")	26,600,000
Long-term debt	15,000,000	$ 25,000,000
Securities Sold under Agreements to Repurchase [Member]
Short-term Debt [Line Items]
Fair value of pledged assets	$ 8,666,000